Derivatives - Value of Derivatives held as Net Investment Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Value of Derivatives held as Net Investment Hedges
Derivatives held as net investment hedges (assets)	€ 612	€ 286
Derivatives held as net investment hedges (liabilities)	€ 904	€ 4,076